Asset Retirement Obligations Schedule of Change in Asset Retirement Obligation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations — Beginning balance	$ 38,991,000	[1]	$ 26,227,000		$ 18,072,000
Additional liabilities	1,076,000		1,400,000		116,000
Liabilities settled	(2,240,000)		(1,664,000)		(399,000)
Revision to liabilities	7,654,000		11,146,000		2,339,000
Additional liability related to acquisitions	0		0		4,368,000
Accretion expense	3,083,000		1,882,000		1,731,000
Asset retirement obligations — Ending balance	48,564,000	[1]	38,991,000	[1]	26,227,000
Asset Retirement Obligation, Current	$ 11,300,000		$ 3,200,000

[1]	(a) As of December 31, 2013 and 2012, $11.3 million and $3.2 million, respectively, were included within accrued liabilities in the audited consolidated balance sheets.